Installment Loans (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2025 and 2026 is as follows:

	Millions of yen
	2025	2026
Borrowers in Japan:
Consumer—
Real estate loans	¥1,901,794	¥1,989,371
Card loans	67,874	64,600
Other	7,259	5,631

	1,976,927	2,059,602

Corporate—
Real estate companies	415,666	461,006
Non-recourse loans	301,477	343,121
Commercial, industrial and other companies	233,270	229,097

	950,413	1,033,224

Borrowers in overseas:
Consumer—
Real estate loans	55,022	38,122
Other	39,172	39,302

	94,194	77,424

Corporate—
Real estate companies*1	228,793	216,272
Non-recourse loans	86,724	200,308
Commercial, industrial and other companies	591,103	549,995

	906,620	966,575

Equity method investees	131,476	20,543

Purchased loans*2	21,389	16,214

	¥4,081,019	¥4,173,582

*1	Includes the outstanding balance of loans that were previously sold with a repurchase option and are recorded as assets for accounting purposes in accordance with ASC 860 (“Transfers and Servicing”.)

*2
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2026, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2027	¥646,672
2028	418,347
2029	377,563
2030	268,642
2031	274,552
Thereafter	2,171,592

Total	¥4,157,368